Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000004015 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000004015 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000004015 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004015 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004015 | Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004015 | Yum China Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004015 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004015 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004015 | SK Hynix
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004015 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004015 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000004015 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000004015 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000004015 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000004015 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004015 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000004015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004015 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004015 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004015 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000159129 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159129 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159129 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159129 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159129 | Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159129 | Yum China Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159129 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159129 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159129 | SK Hynix
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000159129 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000159129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000159129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000159129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000159129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000159129 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159129 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159129 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159129 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159129 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219337 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219337 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219337 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219337 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219337 | Kotak Mahindra Bank
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219337 | Yum China Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219337 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219337 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219337 | SK Hynix
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219337 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000219337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000219337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000219337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000219337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000219337 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219337 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.40%